Note 5 - Revolving Credit-Facility (Details Textual) - Revolving Credit Facility [Member] - USD ($) $ in Millions		12 Months Ended
	Jul. 05, 2016	Mar. 31, 2020
Debt Instrument, Term (Year)	5 years
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period		$ 300.0
Line of Credit Facility, Maximum Borrowing Capacity During Production Period		400.0
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)		(100.0)
Long-term Line of Credit, Total		$ 106.9
Debt, Weighted Average Interest Rate		3.00%
Pledged Assets, Not Separately Reported, Other		$ 7.0